ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Mer Telemanagement Solutions Ltd [Member]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 5: ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2020	2019
Employees and payroll accruals	$257	$307
Institutions and income tax payable	140	143
Accrued expenses	1,368	1,857
Related parties	4	10
Total	$1,769	$2,317
MER TELEMANAGEMENT SOLUTIONS LTD. AND ITS SUBSIDIARIES